Consolidated Balance Sheets $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Current assets:
Cash and cash equivalents	$ 43,484	$ 82,235
Accounts receivable, net (note 4)	244,617	141,251
Fuel and natural gas in storage (note 1(h))	44,414	16,105
Supplies and consumables inventory	45,074	11,595
Regulatory assets (note 7)	66,567	36,077
Prepaid expenses	31,005	19,783
Derivative instruments (note 25)	16,099	57,072
Other assets (note 12)	7,110	2,198
Assets, current, total	498,370	366,316
Property, plant and equipment, net (note 5)	6,304,897	3,641,865
Intangible assets, net (note 6)	51,103	48,401
Goodwill (note 6)	954,282	228,377
Regulatory assets (note 7)	372,759	181,368
Derivative instruments (note 25)	54,115	55,524
Long-term investments (note 8)	67,331	78,523
Deferred income taxes (note 20)	61,357	22,281
Restricted cash (note 1(f))	15,939	1,509,036
Other assets (note 12)	17,255	12,165
Assets	8,397,408	6,143,856
Current liabilities:
Accounts payable	119,887	67,449
Accrued liabilities	280,144	229,600
Dividends payable (note 17)	50,445	29,026
Regulatory liabilities (note 7)	37,687	35,577
Long-term debt (note 9)	12,364	7,503
Other long-term liabilities (note 13)	45,903	32,141
Derivative instruments (note 25)	14,126	3,111
Other liabilities	3,474	2,644
Liabilities, current, total	564,030	407,051
Long-term debt (note 9)	3,067,187	2,907,083
Convertible debentures (note 14)	971	267,088
Regulatory liabilities (note 7)	540,278	100,517
Deferred income taxes (note 20)	399,148	214,639
Derivative instruments (note 25)	54,818	77,938
Pension and other post-employment benefits obligation (note 10)	168,189	110,110
Other long-term liabilities (note 13)	227,267	173,120
Preferred shares, Series C (note 11)	13,867	13,072
Liabilities, noncurrent, total	4,471,725	3,863,567
Redeemable non-controlling interest (note 19)	41,553	21,922
Equity:
Preferred shares (note 15(b))	184,299	184,299
Common shares (note 15(a))	3,021,699	1,674,591
Additional paid-in capital	38,569	34,892
Deficit	(524,311)	(478,343)
Accumulated other comprehensive income (loss) (note 16)	(2,792)	17,051
Total equity attributable to shareholders of Algonquin Power & Utilities Corp.	2,717,464	1,432,490
Non-controlling interests (note 19)	602,636	418,826
Total equity	3,320,100	1,851,316
Commitments and contingencies (note 23)
Liabilities and equity, total	$ 8,397,408	$ 6,143,856